Office of the General Counsel
Illinois Agricultural Association & Affiliated Companies
1701 Towanda Avenue
Bloomington, IL 61702

November 1, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:     Country Mutual Funds Trust (the “Trust”)
File Nos. (333-68270) and (811-10475)

Dear Sir or Madam

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 27, 2006 and filed electronically as Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A on October 27, 2006.

If you have any questions or require further information, do not hesitate to contact the undersigned at (309) 557-2629.

Sincerely yours,

/s/ Virginia Eves

Virginia Eves, Esq.
Office of the General Counsel
IAA & Affiliated Companies